Segments (Summary of Revenues and Net Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 4,509	$ 5,674
Net loss from continuing operations	(57,167)	(45,527)
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	4,010	5,157
Net loss from continuing operations	(40,375)	(15,491)
Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Net loss from continuing operations	(27,560)	(8,747)
Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Net loss from continuing operations	(7,621)	(6,744)
Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Net loss from continuing operations	(5,194)	0
External Customers | Reportable Segments
Segment Reporting Information [Line Items]
Revenues	2,725	4,302
External Customers | Reportable Segments | Wetpaint
Segment Reporting Information [Line Items]
Revenues	1,533	3,454
External Customers | Reportable Segments | Choose Digital
Segment Reporting Information [Line Items]
Revenues	664	848
External Customers | Reportable Segments | DDGG
Segment Reporting Information [Line Items]
Revenues	528	0
Internal Customers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	1,285	855
Internal Customers | Intersegment Eliminations | Wetpaint
Segment Reporting Information [Line Items]
Revenues	0	0
Internal Customers | Intersegment Eliminations | Choose Digital
Segment Reporting Information [Line Items]
Revenues	1,285	855
Internal Customers | Intersegment Eliminations | DDGG
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0